Shareholders' Equity (Details) - USD ($)			6 Months Ended
	Jul. 28, 2026	Jun. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Shareholders’ Equity [Line Items]
Abeyance shares			57,809
Gross prooced			$ 156,000	$ 3,677,000
Net proceed from issuance and exercise of warrants		$ 940,000
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
American depositary shares convertible ratio	the ratio of ordinary shares to ADSs at a ratio of 3:1, such that after the ratio adjustment was affected, every 3 ADSs were consolidated into 1 ADS and each ADS now represents twelve thousand (12,000) ordinary shares, instead of four thousand (4,000) ordinary shares prior to the ratio adjustment.
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)		297,618
Payments for Underwriting Expense		$ 177,000
Sale of stock			26,731
Gross prooced		$ 1,100
Exercise price (in Dollars per share)		$ 3.75	$ 3.75
American Depositary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)		241,618	20,833
Exercised warrants		56,000
Exercise price (in Dollars per share)			$ 4.69
American Depositary Shares [Member] | Series C Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued (in Shares)		595,236
American Depositary Shares [Member] | Market Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceed from issuance of market offering			$ 100
At-the-Market Offering [Member]
Shareholders’ Equity [Line Items]
Sale of stock			7,372
Proceed from issuance of market offering			$ 54.000
Net proceed from issuance of market offering			$ 52.000